Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000188848 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%	[1]
C000188848 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000188848 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[1]
C000188848 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000188848 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[1]
C000188848 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
C000188848 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[1]
C000188848 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000188848 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[1]
C000188848 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[1]
C000188848 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188848 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188848 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000188848 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188848 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188848 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000188848 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188848 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000188848 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188848 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071235 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%	[2]
C000071235 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000071235 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[2]
C000071235 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000071235 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[2]
C000071235 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[2]
C000071235 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[2]
C000071235 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000071235 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[2]
C000071235 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[2]
C000071235 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071235 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000071235 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000071235 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000071235 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071235 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000071235 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000071235 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000071235 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071235 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000256073 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%	[3]
C000256073 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000256073 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[3]
C000256073 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000256073 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[3]
C000256073 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[3]
C000256073 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[3]
C000256073 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000256073 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[3]
C000256073 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[3]
C000256073 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000256073 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000256073 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000256073 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000256073 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000256073 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000256073 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000256073 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000256073 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000256073 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000539 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%	[4]
C000000539 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000000539 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[4]
C000000539 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000000539 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[4]
C000000539 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[4]
C000000539 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[4]
C000000539 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000000539 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[4]
C000000539 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[4]
C000000539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000539 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000539 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000000539 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000539 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000539 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000539 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000539 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000539 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000537 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.52%	[5]
C000000537 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000000537 [Member] | NetEase Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[5]
C000000537 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000000537 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[5]
C000000537 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[5]
C000000537 [Member] | Woodside Energy Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[5]
C000000537 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000000537 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[5]
C000000537 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[5]
C000000537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000537 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000000537 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000000537 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000537 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000000537 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000537 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000537 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000000537 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000540 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[6]
C000000540 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[6]
C000000540 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[6]
C000000540 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[6]
C000000540 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[6]
C000000540 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[6]
C000000540 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[6]
C000000540 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[6]
C000000540 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[6]
C000000540 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[6]
C000000540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000542 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[7]
C000000542 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[7]
C000000542 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[7]
C000000542 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000000542 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[7]
C000000542 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[7]
C000000542 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[7]
C000000542 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[7]
C000000542 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[7]
C000000542 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[7]
C000000542 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000542 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000542 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000542 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000542 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000542 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000542 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000542 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000542 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000542 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000542 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000542 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000543 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[8]
C000000543 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[8]
C000000543 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[8]
C000000543 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[8]
C000000543 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[8]
C000000543 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[8]
C000000543 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[8]
C000000543 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[8]
C000000543 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[8]
C000000543 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[8]
C000000543 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000543 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000543 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000543 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000543 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000543 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000543 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000543 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000543 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000543 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000543 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000543 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071236 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[9]
C000071236 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[9]
C000071236 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[9]
C000071236 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000071236 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[9]
C000071236 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[9]
C000071236 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[9]
C000071236 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[9]
C000071236 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[9]
C000071236 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[9]
C000071236 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000071236 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000071236 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000071236 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000071236 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071236 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071236 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000071236 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000071236 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071236 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000071236 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071236 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000544 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[10]
C000000544 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[10]
C000000544 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[10]
C000000544 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[10]
C000000544 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[10]
C000000544 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[10]
C000000544 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[10]
C000000544 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[10]
C000000544 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[10]
C000000544 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[10]
C000000544 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000544 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000544 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000544 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000000544 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000000544 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000544 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000000544 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000544 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000544 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000544 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000544 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188849 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[11]
C000188849 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[11]
C000188849 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[11]
C000188849 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000188849 [Member] | ORIX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[11]
C000188849 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[11]
C000188849 [Member] | Mitsubishi UFJ Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000188849 [Member] | ArcelorMittal S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[11]
C000188849 [Member] | Intesa Sanpaolo S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[11]
C000188849 [Member] | Royal Bank of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[11]
C000188849 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000188849 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000188849 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188849 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000188849 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188849 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188849 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000188849 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000188849 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188849 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188849 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000188849 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120687 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[12]
C000120687 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[12]
C000120687 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[12]
C000120687 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[12]
C000120687 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[12]
C000120687 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[12]
C000120687 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[12]
C000120687 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[12]
C000120687 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[12]
C000120687 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[12]
C000120687 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000120687 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000120687 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000120687 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000120687 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000120687 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000120687 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000120687 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000120687 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000120687 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000023043 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[13]
C000023043 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[13]
C000023043 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000023043 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[13]
C000023043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[13]
C000023043 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[13]
C000023043 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[13]
C000023043 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[13]
C000023043 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[13]
C000023043 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[13]
C000023043 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000023043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000023043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000023043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000023043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000023043 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071239 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[14]
C000071239 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[14]
C000071239 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000071239 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[14]
C000071239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[14]
C000071239 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[14]
C000071239 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[14]
C000071239 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[14]
C000071239 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[14]
C000071239 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[14]
C000071239 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000071239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000071239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000071239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000071239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000071239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000071239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071239 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000554 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[15]
C000000554 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[15]
C000000554 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000000554 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[15]
C000000554 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[15]
C000000554 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[15]
C000000554 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[15]
C000000554 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[15]
C000000554 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[15]
C000000554 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[15]
C000000554 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000554 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000554 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000000554 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000000554 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000554 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000554 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000554 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000554 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000553 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[16]
C000000553 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[16]
C000000553 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[16]
C000000553 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[16]
C000000553 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[16]
C000000553 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[16]
C000000553 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[16]
C000000553 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[16]
C000000553 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[16]
C000000553 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[16]
C000000553 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000553 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000553 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000000553 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000000553 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000553 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000553 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000553 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000553 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000551 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.89%	[17]
C000000551 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[17]
C000000551 [Member] | KB Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000000551 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[17]
C000000551 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[17]
C000000551 [Member] | ASM International N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[17]
C000000551 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[17]
C000000551 [Member] | Legrand S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[17]
C000000551 [Member] | Keyence Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[17]
C000000551 [Member] | Investor AB Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%	[17]
C000000551 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000551 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000551 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000000551 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000000551 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000000551 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000551 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000000551 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000551 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209195 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[18]
C000209195 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[18]
C000209195 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[18]
C000209195 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[18]
C000209195 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[18]
C000209195 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[18]
C000209195 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[18]
C000209195 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[18]
C000209195 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[18]
C000209195 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[18]
C000209195 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209195 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209195 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209195 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209195 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209195 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209195 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209197 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[19]
C000209197 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[19]
C000209197 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[19]
C000209197 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[19]
C000209197 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[19]
C000209197 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[19]
C000209197 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[19]
C000209197 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[19]
C000209197 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[19]
C000209197 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[19]
C000209197 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209197 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209197 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209197 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209197 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209197 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209197 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209198 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[20]
C000209198 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[20]
C000209198 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[20]
C000209198 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[20]
C000209198 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[20]
C000209198 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[20]
C000209198 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[20]
C000209198 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[20]
C000209198 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[20]
C000209198 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[20]
C000209198 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209198 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209198 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209198 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209198 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209198 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209198 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209196 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[21]
C000209196 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[21]
C000209196 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[21]
C000209196 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[21]
C000209196 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[21]
C000209196 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[21]
C000209196 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[21]
C000209196 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[21]
C000209196 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[21]
C000209196 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[21]
C000209196 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209196 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209196 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209196 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209196 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209196 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209196 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209194 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[22]
C000209194 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[22]
C000209194 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[22]
C000209194 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[22]
C000209194 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[22]
C000209194 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[22]
C000209194 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[22]
C000209194 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[22]
C000209194 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[22]
C000209194 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[22]
C000209194 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209194 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209194 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209194 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209194 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209194 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209194 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209193 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%	[23]
C000209193 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[23]
C000209193 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.42%	[23]
C000209193 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.31%	[23]
C000209193 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.91%	[23]
C000209193 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[23]
C000209193 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[23]
C000209193 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[23]
C000209193 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[23]
C000209193 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[23]
C000209193 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209193 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000209193 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209193 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000209193 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000209193 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209193 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000209199 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[24]
C000209199 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[24]
C000209199 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[24]
C000209199 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[24]
C000209199 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[24]
C000209199 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[24]
C000209199 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[24]
C000209199 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[24]
C000209199 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000209199 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[24]
C000209199 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209199 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209199 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209199 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209199 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209199 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209199 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209199 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209199 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209199 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209199 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209199 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209200 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[25]
C000209200 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[25]
C000209200 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[25]
C000209200 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[25]
C000209200 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[25]
C000209200 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[25]
C000209200 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[25]
C000209200 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[25]
C000209200 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25]
C000209200 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[25]
C000209200 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209200 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209200 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209200 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209200 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209200 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209200 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209200 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209200 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209200 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209200 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209200 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209204 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[26]
C000209204 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[26]
C000209204 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[26]
C000209204 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[26]
C000209204 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[26]
C000209204 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[26]
C000209204 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[26]
C000209204 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[26]
C000209204 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[26]
C000209204 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[26]
C000209204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209204 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209204 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209201 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[27]
C000209201 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[27]
C000209201 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[27]
C000209201 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[27]
C000209201 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[27]
C000209201 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[27]
C000209201 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000209201 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[27]
C000209201 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000209201 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[27]
C000209201 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209201 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209201 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209201 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209201 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209201 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209201 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209201 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209201 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209201 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209201 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209201 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209202 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[28]
C000209202 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[28]
C000209202 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[28]
C000209202 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[28]
C000209202 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[28]
C000209202 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[28]
C000209202 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[28]
C000209202 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[28]
C000209202 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[28]
C000209202 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[28]
C000209202 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209202 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209202 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209202 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209202 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209202 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209202 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209202 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209202 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209202 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209202 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209202 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209203 [Member] | Kikkoman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[29]
C000209203 [Member] | Mycronic AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[29]
C000209203 [Member] | VZ Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[29]
C000209203 [Member] | Advantech Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[29]
C000209203 [Member] | Svenska Handelsbanken AB Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[29]
C000209203 [Member] | Spirax Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[29]
C000209203 [Member] | Disco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[29]
C000209203 [Member] | Azbil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%	[29]
C000209203 [Member] | Bunzl PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[29]
C000209203 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[29]
C000209203 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000209203 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000209203 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209203 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209203 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000209203 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209203 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209203 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000209203 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000209203 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209203 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209203 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000209210 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[30]
C000209210 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[30]
C000209210 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[30]
C000209210 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[30]
C000209210 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[30]
C000209210 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[30]
C000209210 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[30]
C000209210 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[30]
C000209210 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[30]
C000209210 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[30]
C000209210 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209210 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209210 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209210 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209210 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209210 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209210 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209210 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209210 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209205 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[31]
C000209205 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[31]
C000209205 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[31]
C000209205 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[31]
C000209205 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[31]
C000209205 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[31]
C000209205 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[31]
C000209205 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[31]
C000209205 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[31]
C000209205 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[31]
C000209205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209205 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209206 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[32]
C000209206 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[32]
C000209206 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[32]
C000209206 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[32]
C000209206 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[32]
C000209206 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[32]
C000209206 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[32]
C000209206 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[32]
C000209206 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[32]
C000209206 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[32]
C000209206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209206 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209207 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[33]
C000209207 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[33]
C000209207 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[33]
C000209207 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[33]
C000209207 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[33]
C000209207 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[33]
C000209207 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[33]
C000209207 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[33]
C000209207 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[33]
C000209207 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[33]
C000209207 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209207 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209207 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209207 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209207 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209207 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209207 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209207 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209207 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209208 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[34]
C000209208 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[34]
C000209208 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[34]
C000209208 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[34]
C000209208 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[34]
C000209208 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[34]
C000209208 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[34]
C000209208 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[34]
C000209208 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[34]
C000209208 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[34]
C000209208 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209208 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209208 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209208 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209208 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209208 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209208 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209208 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209208 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209209 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%	[35]
C000209209 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[35]
C000209209 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.14%	[35]
C000209209 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[35]
C000209209 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[35]
C000209209 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.81%	[35]
C000209209 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%	[35]
C000209209 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[35]
C000209209 [Member] | Analog Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[35]
C000209209 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[35]
C000209209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000209209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000209209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000209209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000209209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209209 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000209212 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[36]
C000209212 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[36]
C000209212 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[36]
C000209212 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[36]
C000209212 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[36]
C000209212 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[36]
C000209212 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[36]
C000209212 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[36]
C000209212 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[36]
C000209212 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[36]
C000209212 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209212 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209212 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209212 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209212 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209212 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209212 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209212 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209212 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209212 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209212 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209211 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[37]
C000209211 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[37]
C000209211 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[37]
C000209211 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[37]
C000209211 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[37]
C000209211 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[37]
C000209211 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[37]
C000209211 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[37]
C000209211 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[37]
C000209211 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[37]
C000209211 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209211 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209211 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209211 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209211 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209211 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209211 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209211 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209211 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209211 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209211 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209213 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[38]
C000209213 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[38]
C000209213 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[38]
C000209213 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[38]
C000209213 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[38]
C000209213 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[38]
C000209213 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[38]
C000209213 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[38]
C000209213 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[38]
C000209213 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[38]
C000209213 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209213 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209216 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[39]
C000209216 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[39]
C000209216 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[39]
C000209216 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[39]
C000209216 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[39]
C000209216 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[39]
C000209216 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[39]
C000209216 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[39]
C000209216 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[39]
C000209216 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[39]
C000209216 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209216 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209216 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209216 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209216 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209216 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209216 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209216 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209216 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209216 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209216 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209215 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[40]
C000209215 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[40]
C000209215 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[40]
C000209215 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[40]
C000209215 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[40]
C000209215 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[40]
C000209215 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[40]
C000209215 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[40]
C000209215 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[40]
C000209215 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[40]
C000209215 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209215 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209215 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209215 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209215 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209215 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209215 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209215 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209215 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209215 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209215 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209214 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[41]
C000209214 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[41]
C000209214 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[41]
C000209214 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[41]
C000209214 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[41]
C000209214 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[41]
C000209214 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[41]
C000209214 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[41]
C000209214 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[41]
C000209214 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[41]
C000209214 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209214 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000209214 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000209214 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000209214 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209214 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000209214 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209214 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000209214 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000209214 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000209214 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209219 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[42]
C000209219 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[42]
C000209219 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[42]
C000209219 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[42]
C000209219 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[42]
C000209219 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[42]
C000209219 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[42]
C000209219 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[42]
C000209219 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[42]
C000209219 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[42]
C000209219 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209219 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209219 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209219 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209219 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209219 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209219 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209219 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209219 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209219 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209219 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209219 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209222 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[43]
C000209222 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[43]
C000209222 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[43]
C000209222 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[43]
C000209222 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[43]
C000209222 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[43]
C000209222 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[43]
C000209222 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[43]
C000209222 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[43]
C000209222 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[43]
C000209222 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209222 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209222 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209222 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209222 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209222 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209222 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209222 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209222 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209222 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209222 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209222 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209221 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[44]
C000209221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[44]
C000209221 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[44]
C000209221 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[44]
C000209221 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[44]
C000209221 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[44]
C000209221 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[44]
C000209221 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[44]
C000209221 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[44]
C000209221 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[44]
C000209221 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209221 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209221 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209221 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209221 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209221 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209221 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209221 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209221 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209221 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209221 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209221 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209220 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[45]
C000209220 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[45]
C000209220 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[45]
C000209220 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[45]
C000209220 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[45]
C000209220 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[45]
C000209220 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[45]
C000209220 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[45]
C000209220 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[45]
C000209220 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[45]
C000209220 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209220 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209220 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209220 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209220 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209220 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209220 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209220 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209220 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209220 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209220 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209220 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209218 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[46]
C000209218 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[46]
C000209218 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[46]
C000209218 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[46]
C000209218 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[46]
C000209218 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[46]
C000209218 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[46]
C000209218 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[46]
C000209218 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[46]
C000209218 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[46]
C000209218 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209218 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209218 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209218 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209218 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209218 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209218 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209218 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209218 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209218 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209218 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209218 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209217 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[47]
C000209217 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[47]
C000209217 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[47]
C000209217 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[47]
C000209217 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[47]
C000209217 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[47]
C000209217 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[47]
C000209217 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[47]
C000209217 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[47]
C000209217 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[47]
C000209217 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000209217 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000209217 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000209217 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209217 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209217 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209217 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000209217 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209217 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000209217 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209217 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209217 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000209231 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[48]
C000209231 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[48]
C000209231 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[48]
C000209231 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[48]
C000209231 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[48]
C000209231 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[48]
C000209231 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[48]
C000209231 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[48]
C000209231 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[48]
C000209231 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[48]
C000209231 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209231 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209231 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209231 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209231 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209231 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209231 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209231 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209231 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209231 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209232 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[49]
C000209232 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[49]
C000209232 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[49]
C000209232 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[49]
C000209232 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[49]
C000209232 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[49]
C000209232 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[49]
C000209232 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[49]
C000209232 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[49]
C000209232 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[49]
C000209232 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209232 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209232 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209232 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209232 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209232 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209232 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209232 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209232 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209232 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209233 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[50]
C000209233 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[50]
C000209233 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[50]
C000209233 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[50]
C000209233 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[50]
C000209233 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[50]
C000209233 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[50]
C000209233 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[50]
C000209233 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[50]
C000209233 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[50]
C000209233 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209233 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209233 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209233 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209233 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209233 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209233 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209233 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209233 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209233 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209230 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[51]
C000209230 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[51]
C000209230 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[51]
C000209230 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[51]
C000209230 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[51]
C000209230 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[51]
C000209230 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[51]
C000209230 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[51]
C000209230 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[51]
C000209230 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[51]
C000209230 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209230 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209230 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209230 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209230 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209230 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209230 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209230 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209230 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209230 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209229 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[52]
C000209229 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[52]
C000209229 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[52]
C000209229 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[52]
C000209229 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[52]
C000209229 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[52]
C000209229 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[52]
C000209229 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[52]
C000209229 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[52]
C000209229 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[52]
C000209229 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209229 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209229 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209229 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209229 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209229 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209229 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209229 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209229 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209229 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209234 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[53]
C000209234 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[53]
C000209234 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%	[53]
C000209234 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[53]
C000209234 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[53]
C000209234 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[53]
C000209234 [Member] | Lonza Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[53]
C000209234 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[53]
C000209234 [Member] | Dollarama Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[53]
C000209234 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[53]
C000209234 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209234 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209234 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000209234 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000209234 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209234 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000209234 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209234 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209234 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000209234 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.